Acquisitions, investments, purchases of intangible assets and divestitures - Estimated Fair Values of Assets Acquired and Liabilities Assumed and Pro forma financial information (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Cash and cash equivalents | €			€ 55,210	€ 3,538	€ 17,630
Intangible assets and other assets | €			685,047
Goodwill | €			1,607,559	328,702
Noncontrolling interests | €			€ (65,217)	€ (45,319)	€ (14,293)
Revenue of acquiree since acquisition date | €		€ 364,892
Operating profit (loss) of acquiree since acquisition date | €		(68,599)
NxStage Medical Inc
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
NxStage purchase per common share | $ / shares	$ 30.00
Cash and cash equivalents	$ 47,203
Trade accounts and other receivables	34,062
Inventories	63,735
Other current assets	15,819
Property, plant and equipment	104,533
Right-of-use assets	21,603
Intangible assets and other assets	761,734
Goodwill	1,201,613
Accounts payable, current provisions and other current liabilities	(72,429)
Deferred taxes	(100,485)
Lease liabilities	(22,065)
Other liabilities	(27,822)
Noncontrolling interests	(4,063)
Total acquisition cost	2,023,438
Cash acquired	(47,203)
Net cash paid	$ 1,976,235	€ 1,740,563
Useful lives	13 years	13 years
Revenue of acquiree since acquisition date	$ 294,281	€ 262,875
Operating profit (loss) of acquiree since acquisition date	(31,145)	(27,821)
Proforma financial information details
Pro forma revenue | €		17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA | €		€ 1,186,516
Basic earnings per share | € / shares		€ 3.92
Diluted earnings per share | € / shares		€ 3.92
NxStage Medical Inc | Technology
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Intangible assets and other assets	$ 660,300